Average Annual Total Returns - DWS Global High Income Fund - Class R6	before tax Class Inception	before tax 1 Year	before tax Since Inception	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Nov. 01, 2016	5.62%	6.59%	6.48%	6.27%